Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of reconciliation of effective tax rate

	Year Ended December 31,
	2020	2019
Current income taxes	(1,035)	(77)
Deferred tax	675	—
Income tax expense recognized in the consolidated statements of income	(360)	(77)

	Year Ended December 31,
	2020	2019
Reconciliation of effective tax rate
Accounting loss before income tax	(436,151)	(32,501)
Tax in accordance with applicable tax rate in Sweden 21,4% (21,4%)	93,336	6,955

Tax effect of:
Effect of other tax rates for foreign subsidiaries	680	2
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(91,725)	(6,316)
Non-deductible expenses	(2,652)	(782)
Non-taxable income	1	64
Income tax expense recognized in the consolidated statements of income	(360)	(77)

At the effective income tax rate	0%	—%

Parent Company
Schedule of reconciliation of effective tax rate

	Year Ended December 31,
	2020	2019
Current tax taxes	0	—
Income tax expense recognized in the statements of income	0	—

Reconciliation of effective tax rate
Accounting loss before tax	(407,363)	(36,186)
Tax in accordance with applicable tax rate for the Parent Company 21,4% (21,4%)	87,176	7,744

Tax effect of:
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(87,084)	(6,290)
Non-deductible expenses	(93)	(1,518)
Non-taxable income	1	64
Income tax expense recognized in the statements of income	0	—
At the effective income tax rate	0%	—%